Schedule of Related Party Payables (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Due to related parties		$ 63	$ 49
Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Due to related parties	[1]	43	38
Director [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Due to related parties		$ 20	$ 11

[1]	The amount includes the net salary payable.